Related Party Transactions Related Party (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 111,078	$ 51,556
Due from related parties	7,318		$ 4,240
Vessel revenue-related party pools	111,078	51,556
Voyage expense- related party	147	250
Vessel operating costs-related party	6,993	5,149
General and administrative expenses-related party	5,007	3,823
Gain (Loss) on Disposition of Assets- Related Party	347	1,000
Due from related parties	12,719		11,239
Due to related parties	226		1,037
Vessel Revenue Commissions [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	0
Vessel revenue-related party pools	0
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	46,964	20,591
Due from related parties	4,749		2,579
Vessel revenue-related party pools	46,964	20,591
Due from related parties	5,080		4,606
Ultramax pool [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	64,114	30,352
Due from related parties	2,569		1,661
Vessel revenue-related party pools	64,114	30,352
Due from related parties	7,639		6,633
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Revenue from Related Parties		613
Vessel revenue-related party pools		613
Voyage expense- related party	147	250
Gain (Loss) on Disposition of Assets- Related Party	(147)	(500)
Due to related parties	0		507
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Vessel operating costs-related party	6,993	5,149
General and administrative expenses-related party	90	43
Gain (Loss) on Disposition of Assets- Related Party	(200)	(500)
Due to related parties	0		209
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses-related party	4,229	3,119
Due to related parties	226		$ 321
SUK
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 688	$ 661